This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                   -AllianceBernstein Large Cap Growth Portfolio
--------------------------------------------------------------------------------
Supplement dated February 6, 2006 to the Prospectuses dated May 2, 2005 of the AllianceBernstein Variable Products Series Fund, Inc. that offer Class A and Class B shares of AllianceBernstein Large Cap Growth Portfolio.

The following information replaces information in the Fund's Prospectuses under the heading "Management of the Portfolios - Portfolio Managers."

The day-to-day management and investment decisions for the AllianceBernstein Large Cap Growth Portfolio are made by the Adviser's U.S. Large Cap Growth Investment Team. The U.S. Large Cap Growth Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior members of the U.S. Large Cap Growth Investment Team with the responsibility for day-to-day management of the Portfolio's portfolio, the year that each person assumed joint and primary responsibility for the Portfolio, and each person's principal occupation during the past five years:

              Employee; Year; Title                     Principal Occupation During The Past Five (5) Years
              ---------------------                 -------------------------------------------------------
James G. Reilly; since 2006; Executive Vice         Executive Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Reilly has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1988.

David P. Handke, Jr.; since 2006; Senior Vice       Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Handke has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1984.

Scott Wallace; since 2006; Senior Vice              Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Wallace has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    2001.

Michael J. Reilly; since 2006; Senior Vice          Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Reilly has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1992.

Syed J. Hasnain; since 2006; Senior Vice            Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Hasnain has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1994.



This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectuses for future reference.




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